Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (1,544)	$ (2,510)
Adjustments required to reflect the cash flows from operating activities:
Effect of exchange rate differences on cash and cash equivalents balances	(240)	(40)
Change in financial liabilities at fair value through profit or loss	(2,372)	(1,746)
Impairment of goodwill	800
Exchange rate differences related to restricted deposits	1	(3)
Depreciation and amortization	685	277
Interest expenses related to convertible debentures	86
Share-based payments	41	684
Total adjustments	(999)	(828)
Changes in operating asset and liability items:
Decrease in trade receivables	133	203
Decrease (increase) in other receivables	87	(1,045)
Increase (decrease) in trade payables	(135)	1,329
Decrease in other payables	(409)	(112)
Decrease in deferred tax liabilities	(122)	(5)
Decrease in contract liabilities	(172)	(42)
Changes in operating asset and liability, total	(618)	328
Net cash used in operating activities	(3,161)	(3,010)
CASH FLOWS FROM INVESTING ACTIVITIES:
Business combination, net of cash acquired, see note 8		(5,741)
Restricted deposits	28
Purchase of property, plant and equipment	(14)	(17)
Net cash provided by (used) in investing activities	14	(5,758)
CASH FLOWS FROM FINANCING ACTIVITIES:
Israeli Innovation Authority, net	(8)	(22)
Proceeds from issuance of convertible debentures		6,000
Payment of contingent consideration	(1,600)
Lease payments (interest and principal)	(114)	(24)
Repayment of convertible debentures	(680)
Payment of loans and other financial liabilities	(4)
Proceeds from public offerings, net of issuance expenses	7,952
Proceeds from exercise of options and warrants	2,791
Net cash provided by financing activities	8,337	5,954
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	5,190	(2,814)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	4,341	3,717
EFFECT OF EXCHANGE RATE DIFFERENCES IN RESPECT OF CASH AND CASH EQUIVALENTS	240	40
CASH AND CASH EQUIVALENTS AT END OF PERIOD	9,771	943
SUPPLEMENTARY DATA ON ACTIVITIES NOT INVOLVING CASH FLOWS:
Shares issued in a business combination, see note 8		3,568
Conversion of convertible debenture into ordinary shares and warrants, see note 6	4,778	224
Classification to equity of series B warrants		902
Contingent consideration assumed in a business combination, see note 8		$ 2,008